Consolidated shareholders’ equity - Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions		1 Months Ended						12 Months Ended
		Dec. 31, 2024 shares	Apr. 30, 2024 shares	Dec. 31, 2023 shares	May 31, 2023 shares	Dec. 31, 2022 shares	May 31, 2022 shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares
Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								147,894	126,935	123,940
Restricted share plan 2023 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period									3 years
Total number of shares awarded (in shares) | shares	[1]								3,838,434
Fair value of plan at the date of grant | €									€ 326
Restricted share plan 2023 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares									2,425,047
Fair value per share awarded (in euros per share)	[2]								€ 87.69
Restricted share plan 2023 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares									1,413,387
Fair value per share awarded (in euros per share)	[3]								€ 83.74
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]								43.60
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]								€ 82.17
Restricted share plan 2023 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period									3 years
Total number of shares awarded (in shares) | shares	[1]								65,129
Fair value of plan at the date of grant | €									€ 5
Restricted share plan 2023 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares									944
Fair value per share awarded (in euros per share)	[2]								€ 77.42
Restricted share plan 2023 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares				5,838					64,185
Fair value per share awarded (in euros per share)	[3]								€ 74.50
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]								34.90
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]								€ 0
Restricted share plan 2022 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period										3 years
Total number of shares awarded (in shares) | shares	[1]									3,344,432
Fair value of plan at the date of grant | €										€ 294
Restricted share plan 2022 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares										2,000,627
Fair value per share awarded (in euros per share)	[2]									€ 91.19
Restricted share plan 2022 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							114,874			1,343,805
Fair value per share awarded (in euros per share)	[3]									€ 86.65
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]									49.00
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]									€ 84.46
Restricted share plan 2022 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period										3 years
Total number of shares awarded (in shares) | shares	[1]									109,981
Fair value of plan at the date of grant | €										€ 8
Restricted share plan 2022 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares										10,335
Fair value per share awarded (in euros per share)	[2]									€ 79.17
Restricted share plan 2022 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						9,066				99,646
Fair value per share awarded (in euros per share)	[3]									€ 69.60
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]									54.70
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]									€ 0
Restricted share plan 2021 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					121,097
Restricted share plan 2021 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares		8,229
Restricted Share Plan 2024 Member | Performance share plan one
Disclosure of classes of share capital [line items]
Service period								3 years
Total number of shares awarded (in shares) | shares	[1]							4,505,145
Fair value of plan at the date of grant | €								€ 346
Restricted Share Plan 2024 Member | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								2,888,502
Fair value per share awarded (in euros per share)	[2]							€ 81.84
Restricted Share Plan 2024 Member | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares			139,665					1,616,643
Fair value per share awarded (in euros per share)	[3]							€ 72.79
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]							13.50
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]							€ 72.38
Restricted Share Plan 2024 Member | Performance share plan two
Disclosure of classes of share capital [line items]
Service period								3 years
Total number of shares awarded (in shares) | shares	[1]							97,100
Fair value of plan at the date of grant | €								€ 7
Restricted Share Plan 2024 Member | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								6,649
Fair value per share awarded (in euros per share)	[2]							€ 79.51
Restricted Share Plan 2024 Member | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares								90,451
Fair value per share awarded (in euros per share)	[3]							€ 75.11
Fair value per share awarded for three year service period, additional shares (in euros per share)	[4]							32.09
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)	[3]							€ 0

[1]	(a)Includes shares awarded in an additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and
8,229 awarded in December 2024 (versus 121,097 awarded in May 2023 and 5,838 awarded in December 2023).

[2]	(b) Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
[3]	(c)Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
[4]	(d)Additional tranche subject to a higher level of market conditions: 139,665 additional shares awarded in April 2024 and 8,229 awarded in
December 2024 (versus 121,097 awarded in May 2023, 5,838 awarded in December 2023, 114,874 awarded in May 2022 and 9,066 awarded in
December 2022).